Document and Entity Information	0 Months Ended
Jul. 09, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 9, 2013
Registrant Name	DREYFUS VARIABLE INVESTMENT FUND
Central Index Key	0000813383
Amendment Flag	false
Document Creation Date	Jul 9, 2013
Document Effective Date	Jul 9, 2013
Prospectus Date	May 1, 2013

Opportunistic Small Cap Portfolio
Opportunistic Small Cap Portfolio
DREYFUSVARIABLE INVESTMENT FUND - Opportunistic Small Cap Portfolio Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary – Principal Investment Strategy” in the prospectus and the third and fourth sentences of the first paragraph in “Fund Details – Goal and Approach” in the prospectus:

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of $50 million and $4 billion.The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Opportunistic Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000813383_SupplementTextBlock	DREYFUSVARIABLE INVESTMENT FUND - Opportunistic Small Cap Portfolio Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Opportunistic Small Cap Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary – Principal Investment Strategy” in the prospectus and the third and fourth sentences of the first paragraph in “Fund Details – Goal and Approach” in the prospectus:

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of $50 million and $4 billion.The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013